Fair Value Measurements - Schedule of investments, categorized by the level of the fair value hierarchy (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets
Equity securities	$ 1,000	$ 1,000
Private common equity securities	3,000
Private preferred equity securities		3,000
Total equities	4,000	4,000
Asset-backed securities	9,929
Bank debts	423
Corporate bonds	37,746
U.S. Treasury securities	53,213	101,186
Sovereign debt		23,885
Total debt securities	101,311	125,071
Derivative assets	1,153
Total assets	106,464	129,071
Investments in funds valued at NAV	1,055,618	860,630
Assets Including Alternative Investments, Fair Value Disclosure	1,162,082	989,701
Liabilities
Financial Instruments Sold, Not yet Purchased, US Government and Agency Obligations	11,990
Securities sold, not yet purchased, at fair value	11,990	0
Derivative liabilities (embedded)	1,013	31
Total liabilities	13,003	31
Quoted prices in active markets (Level 1)
Assets
Equity securities	0	0
Private common equity securities	0
Private preferred equity securities		0
Total equities	0	0
Asset-backed securities	0
Bank debts	0
Corporate bonds	0
U.S. Treasury securities	0	0
Sovereign debt		0
Total debt securities	0	0
Derivative assets	0
Total assets	0	0
Liabilities
Financial Instruments Sold, Not yet Purchased, US Government and Agency Obligations	0
Securities sold, not yet purchased, at fair value	0
Derivative liabilities (embedded)	0	0
Total liabilities	0	0
Significant other observable inputs (Level 2)
Assets
Equity securities	0	0
Private common equity securities	0
Private preferred equity securities		0
Total equities	0	0
Asset-backed securities	9,929
Bank debts	423
Corporate bonds	37,746
U.S. Treasury securities	53,213	101,186
Sovereign debt		23,885
Total debt securities	101,311	125,071
Derivative assets	0
Total assets	101,311	125,071
Liabilities
Financial Instruments Sold, Not yet Purchased, US Government and Agency Obligations	11,990
Securities sold, not yet purchased, at fair value	11,990
Derivative liabilities (embedded)	0	0
Total liabilities	11,990	0
Significant unobservable inputs (Level 3)
Assets
Equity securities	1,000	1,000
Private common equity securities	3,000
Private preferred equity securities		3,000
Total equities	4,000	4,000
Asset-backed securities	0
Bank debts	0
Corporate bonds	0
U.S. Treasury securities	0	0
Sovereign debt		0
Total debt securities	0	0
Derivative assets	1,153
Total assets	5,153	4,000
Liabilities
Financial Instruments Sold, Not yet Purchased, US Government and Agency Obligations	0
Securities sold, not yet purchased, at fair value	0
Derivative liabilities (embedded)	1,013	31
Total liabilities	$ 1,013	$ 31